Shareholders' Equity (Details) ¥ in Thousands					6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / shares shares	Jan. 31, 2026 $ / shares shares	Dec. 31, 2025 shares	Jul. 19, 2025 shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Jun. 30, 2026 ¥ / shares shares	May 21, 2026 shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Shareholders’ Equity [Line Items]
Repurchased aggregate share	1,138,130		1,048,178
Shares issued (in Yuan Renminbi) | ¥
Percentage of ordinary shares outstanding					3.00%
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding	43,397,887		42,462,768			42,462,768	43,397,887		42,337,768	41,847,784
Shares issued (in Yuan Renminbi) | ¥					¥ 20,817
Treasury Shares [Member]
Shareholders’ Equity [Line Items]
Repurchased aggregate share			1,048,178
Shares issued (in Yuan Renminbi) | ¥
Weilaijin [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Yuan Renminbi) | ¥						¥ 20,817
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
RUSs outstanding	123,977		249,311			249,311	123,977
RSUs grants in period					176,000
Forfeited shares					2,906
Shares vested					298,428
Minimum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares				3,000,000
Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares				6,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)
Ordinary shares, issued	40,472,829		39,537,710			39,537,710	40,472,829
Ordinary shares, outstanding	40,472,829						40,472,829
Repurchased aggregate share		89,952
Treasury stock, per shares (in Dollars per share) | $ / shares		$ 0.74
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding	39,334,699						39,334,699
Class A Ordinary Shares [Member] | Weilaijin [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued								636,691
Issuance of shares for achievement of earnout target						636,691
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)
Ordinary shares, issued	2,925,058		2,925,058			2,925,058	2,925,058
Ordinary shares, outstanding	2,925,058						2,925,058